Schedule of major related parties and their relationships (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Mr. Chan Ming Dave [Member]
Related Party Transaction [Line Items]
Related party transaction, description of transaction	Founder, ultimate shareholder	Founder, ultimate shareholder
Ms. Yam Fung Yee Carrie [Member]
Related Party Transaction [Line Items]
Related party transaction, description of transaction	Founder’s family member	Founder’s family member
Exceptional Engineering Limited [Member]
Related Party Transaction [Line Items]
Related party transaction, description of transaction	Shareholder who owned 61.72% and 57.50% of the equity interest of the Company as of September 30, 2024 and 2025, respectively	Shareholder who owned 61.72% and 57.50% of the equity interest of the Company as of September 30, 2024 and 2025, respectively